INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of the valuation allowance
Balance at the beginning of the year	$ 5,224,095	$ 4,000,159	$ 4,888,240
Additions of valuation allowance	7,192,373	2,814,445	1,775,887
Reversals of valuation allowance	(858,222)	(1,628,176)	(2,802,174)
Foreign currency translation adjustment	(250,757)	37,667	138,206
Net change in the valuation allowance	6,083,394	1,223,936	(888,081)
Balance at the end of the year	$ 11,307,489	$ 5,224,095	$ 4,000,159